SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the years ended June 30, 2019, 2020, and 2021 is as follows:

	Year ended June 30, 2019
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$191,668	148,365	127,338	467,371
Product sales	27,390	5,712	—	33,102
Maintenance service revenue	13,978	53,359	288	67,625
Extended warranty service revenue	762	1,481	—	2,243

Total	233,798	208,917	127,626	570,341
Costs of revenue	139,010	109,567	110,598	359,175

Gross profit	$94,788	99,350	17,028	211,166

	Year ended June 30, 2020
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$207,421	145,750	61,101	414,272
Product sales	15,504	4,640	—	20,144
Maintenance service revenue	15,985	49,140	916	66,041
Extended warranty service revenue	1,061	1,809	—	2,870

Total	239,971	201,339	62,017	503,327
Costs of revenue	154,298	107,382	51,079	312,759

Gross profit	$85,673	93,957	10,938	190,568

	Year ended June 30, 2021
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$291,106	100,877	68,197	460,180
Product sales	22,772	5,895	—	28,667
Maintenance service revenue	21,402	79,874	46	101,322
Extended warranty service revenue	1,772	1,525	—	3,297

Total	337,052	188,171	68,243	593,466
Costs of revenue	227,107	90,386	57,694	375,187

Gross profit	$109,945	97,785	10,549	218,279

Schedule of Revenues by geographical area
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2019	2020	2021
Revenues:
PRC	$438,832	$441,305	$518,170
Non-PRC	131,509	62,022	75,296

	$570,341	$503,327	$593,466

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2020	2021
Long-lived assets other than goodwill and acquired intangible assets
PRC	$129,340	$163,343
Non-PRC	11,938	11,458

	$141,278	$174,801